S000003881 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Growth Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Putnam VT Sustainable Future Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.07%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.87%	1.44%	9.88%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.66%	1.19%	9.60%